Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Finished products	50,498	56,348	16,237
Inventory in transit	9,969	6,167	3,206
Less – Provision of slow-moving inventory	(939)	(3,001)	(302)
	59,528	59,514	19,141